UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Aerospace and defense (1.2%)

Astronics Corp.(NON)	9,900	$492,129

HEICO Corp.(S)	8,300	562,242

Sparton Corp.(NON)	25,000	637,500

		1,691,871
Airlines (1.1%)

Hawaiian Holdings, Inc.(NON)(S)	38,800	288,672

Spirit Airlines, Inc.(NON)	16,100	551,747

US Airways Group, Inc.(NON)(S)	38,300	726,168

		1,566,587
Auto components (0.4%)

Tenneco, Inc.(NON)	11,100	560,550

		560,550
Biotechnology (6.4%)

ACADIA Pharmaceuticals, Inc.(NON)(S)	28,600	785,642

Aegerion Pharmaceuticals, Inc.(NON)	3,600	308,556

Alkermes PLC(NON)	13,800	463,956

Array BioPharma, Inc.(NON)	60,000	373,200

Biospecifics Technologies Corp.(NON)	7,500	146,025

Conatus Pharmaceuticals, Inc.(NON)	8,700	87,435

Cubist Pharmaceuticals, Inc.(NON)	24,344	1,547,061

Exact Sciences Corp.(NON)(S)	4,543	53,653

Gentium SpA ADR (Italy)(NON)	70,600	1,915,378

Incyte Corp., Ltd.(NON)	7,600	289,940

Insys Therapeutics, Inc.(NON)(S)	28,300	990,217

Isis Pharmaceuticals, Inc.(NON)(S)	9,500	356,630

Lexicon Pharmaceuticals, Inc.(NON)(S)	81,216	192,482

NewLink Genetics Corp.(NON)(S)	12,800	240,384

NPS Pharmaceuticals, Inc.(NON)	15,100	480,331

PDL BioPharma, Inc.(S)	17,600	140,272

Receptos, Inc.(NON)	7,300	189,581

Repligen Corp.(NON)(S)	28,700	318,283

Spectrum Pharmaceuticals, Inc.(S)	19,818	166,273

United Therapeutics Corp.(NON)(S)	3,670	289,380

		9,334,679
Building products (0.8%)

Trex Co., Inc.(NON)(S)	22,800	1,129,284

		1,129,284
Capital markets (1.5%)

Greenhill & Co., Inc.	11,700	583,596

HFF, Inc. Class A	44,000	1,102,200

Safeguard Scientifics, Inc.(NON)	30,900	484,821

		2,170,617
Chemicals (3.9%)

American Vanguard Corp.	8,351	224,809

Chemtura Corp.(NON)	35,000	804,650

FutureFuel Corp.	40,000	718,400

Innophos Holdings, Inc.	11,749	620,112

Innospec, Inc.	20,648	963,436

Koppers Holdings, Inc.(S)	6,700	285,755

Landec Corp.(NON)	49,200	600,240

LSB Industries, Inc.(NON)	36,305	1,217,307

Tronox, Ltd. Class A(S)	10,500	256,935

		5,691,644
Commercial banks (0.5%)

Eagle Bancorp, Inc.	23,540	665,947

		665,947
Commercial services and supplies (1.4%)

G&K Services, Inc. Class A	6,800	410,652

KAR Auction Services, Inc.	39,300	1,108,653

Mine Safety Appliances Co.	10,300	531,583

		2,050,888
Communications equipment (4.3%)

Arris Group, Inc.(NON)	13,700	233,722

Aruba Networks, Inc.(NON)	14,714	244,841

Brocade Communications Systems, Inc.(NON)	81,200	653,660

CalAmp Corp.(NON)	44,817	790,124

Calix, Inc.(NON)	22,700	288,971

EchoStar Corp. Class A(NON)	41,235	1,811,866

Ixia(NON)	9,326	146,138

Plantronics, Inc.	6,000	276,300

Procera Networks, Inc.(NON)(S)	30,300	469,347

Ruckus Wireless, Inc.(NON)	30,000	504,900

Ubiquiti Networks, Inc.(S)	24,700	829,673

		6,249,542
Computers and peripherals (0.3%)

Silicon Graphics International Corp.(NON)	26,784	435,240

		435,240
Consumer finance (1.8%)

Credit Acceptance Corp.(NON)	5,600	620,536

DFC Global Corp.(NON)	43,600	479,164

Encore Capital Group, Inc.(NON)(S)	15,900	729,174

Portfolio Recovery Associates, Inc.(NON)(S)	12,000	719,280

		2,548,154
Distributors (1.3%)

Core-Mark Holding Co., Inc.	12,600	837,144

Pool Corp.	7,800	437,814

VOXX International Corp.(NON)	47,847	655,504

		1,930,462
Diversified consumer services (1.8%)

Ascent Capital Group, Inc. Class A(NON)	3,600	290,232

Bright Horizons Family Solutions, Inc.(NON)	20,100	720,183

Grand Canyon Education, Inc.(NON)	7,900	318,212

ITT Educational Services, Inc.(NON)(S)	43,100	1,336,100

		2,664,727
Diversified telecommunication services (0.4%)

Inteliquent, Inc.	36,500	352,590

Iridium Communications, Inc.(NON)(S)	32,800	225,664

		578,254
Electrical equipment (3.9%)

AZZ, Inc.	20,700	866,502

Brady Corp. Class A	15,900	484,950

EnerSys	15,600	945,828

Franklin Electric Co., Inc.	36,794	1,449,684

Generac Holdings, Inc.(S)	25,779	1,099,217

II-VI, Inc.(NON)	30,400	572,128

Polypore International, Inc.(NON)(S)	6,300	258,111

		5,676,420
Electronic equipment, instruments, and components (1.5%)

Anixter International, Inc.(NON)	8,400	736,344

FEI Co.	6,660	584,748

MTS Systems Corp.	6,733	433,269

Tech Data Corp.(NON)	7,900	394,289

		2,148,650
Energy equipment and services (0.7%)

Helix Energy Solutions Group, Inc.(NON)	23,712	601,573

Key Energy Services, Inc.(NON)(S)	56,850	414,437

		1,016,010
Food and staples retail (0.7%)

Roundy's, Inc.	59,600	512,560

United Natural Foods, Inc.(NON)	7,600	510,872

		1,023,432
Food products (0.8%)

Hain Celestial Group, Inc. (The)(NON)	5,800	447,296

Pinnacle Foods, Inc.	12,481	330,372

S&W Seed Co.(NON)(S)	50,900	426,033

		1,203,701
Health-care equipment and supplies (6.8%)

Abaxis, Inc.	6,600	277,860

Accuray, Inc.(NON)	57,900	427,881

Alere, Inc.(NON)	16,400	501,348

Align Technology, Inc.(NON)(S)	12,600	606,312

Conmed Corp.	23,296	791,831

Cyberonics, Inc.(NON)	6,000	304,440

DexCom, Inc.(NON)(S)	14,400	406,512

GenMark Diagnostics, Inc.(NON)(S)	73,882	897,666

Globus Medical, Inc. Class A(NON)	25,700	448,722

Greatbatch, Inc.(NON)	27,482	935,212

Haemonetics Corp.(NON)	12,100	482,548

Hill-Rom Holdings, Inc.	14,500	519,535

Insulet Corp.(NON)(S)	18,600	674,064

NxStage Medical, Inc.(NON)	28,100	369,796

STAAR Surgical Co.(NON)	73,620	996,815

Steris Corp.	13,100	562,776

TearLab Corp.(NON)	17,600	194,656

Trinity Biotech PLC ADR (Ireland)	22,800	496,128

		9,894,102
Health-care providers and services (4.0%)

AmSurg Corp.(NON)	11,141	442,298

Bio-Reference Labs, Inc.(NON)(S)	6,900	206,172

Centene Corp.(NON)	5,868	375,317

Chemed Corp.(S)	10,900	779,350

HealthSouth Corp.(NON)	27,000	930,960

Magellan Health Services, Inc.(NON)	7,200	431,712

MWI Veterinary Supply, Inc.(NON)	6,100	911,096

Providence Service Corp. (The)(NON)	24,200	694,298

WellCare Health Plans, Inc.(NON)	14,050	979,847

		5,751,050
Health-care technology (1.0%)

athenahealth, Inc.(NON)	2,800	303,968

Computer Programs & Systems, Inc.(S)	4,967	290,570

HMS Holdings Corp.(NON)(S)	11,300	243,063

MedAssets, Inc.(NON)	26,800	681,256

		1,518,857
Hotels, restaurants, and leisure (1.9%)

AFC Enterprises(NON)	14,037	611,873

Marcus Corp.	26,800	389,404

Papa John's International, Inc.	12,600	880,488

Town Sports International Holdings, Inc.	33,192	430,832

Vail Resorts, Inc.	6,200	430,156

		2,742,753
Household durables (0.5%)

La-Z-Boy, Inc.	9,500	215,745

Ryland Group, Inc. (The)(S)	13,500	547,290

		763,035
Household products (0.4%)

Harbinger Group, Inc.(NON)	52,400	543,388

		543,388
Insurance (0.4%)

Stewart Information Services Corp.(S)	17,600	563,024

		563,024
Internet and catalog retail (0.7%)

Blue Nile, Inc.(NON)	10,900	446,137

HSN, Inc.	11,462	614,592

		1,060,729
Internet software and services (2.6%)

Angie's List, Inc.(NON)(S)	12,500	281,250

Cornerstone OnDemand, Inc.(NON)(S)	11,800	606,992

Demand Media, Inc.(NON)	21,500	135,880

IntraLinks Holdings, Inc.(NON)	73,400	645,920

NIC, Inc.	18,800	434,468

OpenTable, Inc.(NON)	6,000	419,880

SciQuest, Inc.(NON)(S)	12,000	269,520

ValueClick, Inc.(NON)(S)	16,900	352,365

XO Group, Inc.(NON)	47,000	607,240

		3,753,515
IT Services (1.9%)

Acxiom Corp.(NON)	23,400	664,326

CSG Systems International, Inc.	10,900	273,045

FleetCor Technologies, Inc.(NON)	3,200	352,512

Global Cash Access Holdings, Inc.(NON)	57,200	446,732

MAXIMUS, Inc.	10,000	450,400

NeuStar, Inc. Class A(NON)(S)	6,681	330,576

VeriFone Systems, Inc.(NON)	12,300	281,178

		2,798,769
Leisure equipment and products (0.4%)

Brunswick Corp.	15,004	598,810

		598,810
Life sciences tools and services (0.2%)

Sequenom, Inc.(NON)(S)	94,400	252,048

		252,048
Machinery (3.7%)

Altra Holdings, Inc.	22,200	597,402

Chart Industries, Inc.(NON)(S)	7,871	968,448

Greenbrier Companies, Inc.(NON)(S)	26,800	662,764

Kadant, Inc.	11,900	399,721

L.B. Foster Co. Class A	13,544	619,503

Navistar International Corp.(NON)(S)	9,600	350,208

Standex International Corp.	12,600	748,440

TriMas Corp.(NON)	28,682	1,069,839

		5,416,325
Media (1.6%)

Carmike Cinemas, Inc.(NON)	31,100	686,688

LIN Media, LLC Class A(NON)	31,700	643,193

ReachLocal, Inc.(NON)(S)	21,400	254,874

Sinclair Broadcast Group, Inc. Class A	22,747	762,479

		2,347,234
Metals and mining (0.3%)

Horsehead Holding Corp.(NON)(S)	34,600	431,116

		431,116
Multiline retail (0.6%)

Big Lots, Inc.(NON)	14,800	548,932

Dillards, Inc. Class A	4,700	368,010

		916,942
Oil, gas, and consumable fuels (3.1%)

Alpha Natural Resources, Inc.(NON)(S)	141,600	843,936

Callon Petroleum Co.(NON)	64,900	355,003

Gulfport Energy Corp.(NON)	4,700	302,398

Kodiak Oil & Gas Corp.(NON)	59,500	717,570

Rosetta Resources, Inc.(NON)(S)	9,413	512,632

StealthGas, Inc. (Greece)(NON)	32,600	297,964

Swift Energy Co.(NON)(S)	13,876	158,464

Vaalco Energy, Inc.(NON)	61,900	345,402

W&T Offshore, Inc.(S)	25,194	446,438

World Fuel Services Corp.(S)	15,500	578,305

		4,558,112
Paper and forest products (0.1%)

Louisiana-Pacific Corp.(NON)	9,100	160,069

		160,069
Personal products (0.7%)

Prestige Brands Holdings, Inc.(NON)	31,500	948,780

		948,780
Pharmaceuticals (5.2%)

Auxilium Pharmaceuticals, Inc.(NON)	30,500	556,015

Endo Health Solutions, Inc.(NON)	11,800	536,192

Hi-Tech Pharmacal Co., Inc.	8,748	377,476

Jazz Pharmaceuticals PLC(NON)	22,305	2,051,391

Medicines Co. (The)(NON)	12,818	429,659

Questcor Pharmaceuticals, Inc.(S)	10,500	609,000

Salix Pharmaceuticals, Ltd.(NON)	6,182	413,452

Santarus, Inc.(NON)	18,800	424,316

ViroPharma, Inc.(NON)(S)	56,424	2,217,459

		7,614,960
Professional services (3.5%)

Acacia Research Corp.(S)	12,487	287,950

Barrett Business Services, Inc.	11,900	800,989

Corporate Executive Board Co. (The)(S)	7,400	537,388

Kforce, Inc.	24,700	436,943

On Assignment, Inc.(NON)	27,300	900,900

TrueBlue, Inc.(NON)	50,100	1,202,901

WageWorks, Inc.(NON)	18,687	942,759

		5,109,830
Real estate investment trusts (REITs) (1.5%)

CoreSite Realty Corp.(S)	8,339	283,026

Education Realty Trust, Inc.	45,000	409,500

Geo Group, Inc. (The)	10,154	337,621

PS Business Parks, Inc.	9,100	679,042

Sovran Self Storage, Inc.	5,900	446,512

		2,155,701
Real estate management and development (0.3%)

St. Joe Co. (The)(NON)	24,818	486,929

		486,929
Road and rail (1.2%)

Con-way, Inc.	20,100	866,109

Swift Transportation Co.(NON)(S)	46,168	932,132

		1,798,241
Semiconductors and semiconductor equipment (4.2%)

Cavium, Inc.(NON)(S)	7,500	309,000

Ceva, Inc.(NON)	22,800	393,300

Cirrus Logic, Inc.(NON)(S)	21,300	483,084

Fairchild Semiconductor International, Inc.(NON)	27,100	376,419

Integrated Silicon Solutions, Inc.(NON)	34,400	374,616

Magnachip Semiconductor Corp. (South Korea)(NON)	20,116	433,097

Mellanox Technologies, Ltd. (Israel)(NON)	10,600	402,376

Microsemi Corp.(NON)	17,100	414,675

Omnivision Technologies, Inc.(NON)(S)	25,976	397,693

Photronics, Inc.(NON)(S)	75,292	589,536

RF Micro Devices, Inc.(NON)	117,900	664,956

Semtech Corp.(NON)	9,000	269,910

Silicon Image, Inc.(NON)	111,800	597,012

Synaptics, Inc.(NON)(S)	10,500	464,940

		6,170,614
Software (8.6%)

Actuate Corp.(NON)	116,902	859,230

Aspen Technology, Inc.(NON)	24,237	837,388

AVG Technologies NV (Netherlands)(NON)	12,400	296,856

Bottomline Technologies, Inc.(NON)	9,200	256,496

BroadSoft, Inc.(NON)(S)	5,200	187,356

Commvault Systems, Inc.(NON)	11,300	992,479

Infoblox, Inc.(NON)	17,286	722,901

Manhattan Associates, Inc.(NON)	13,130	1,253,259

Mentor Graphics Corp.(S)	36,900	862,353

Netscout Systems, Inc.(NON)	23,600	603,452

PTC, Inc.(NON)	23,100	656,733

QLIK Technologies, Inc.(NON)	11,800	404,032

SS&C Technologies Holdings, Inc.(NON)	21,903	834,504

TiVo, Inc.(NON)	25,100	312,244

Tyler Technologies, Inc.(NON)	12,600	1,102,122

Ultimate Software Group, Inc.(NON)	10,197	1,503,038

Verint Systems, Inc.(NON)	14,900	552,194

Zynga, Inc. Class A(NON)(S)	83,000	305,440

		12,542,077
Specialty retail (4.3%)

ANN, Inc.(NON)	15,900	575,898

Brown Shoe Co., Inc.	17,400	408,378

Buckle, Inc. (The)(S)	5,253	283,925

Destination Maternity Corp.	29,800	947,640

Five Below, Inc.(NON)	5,241	229,294

Francesca's Holdings Corp.(NON)(S)	10,300	191,992

Genesco, Inc.(NON)(S)	5,888	386,135

Lumber Liquidators Holdings, Inc.(NON)	4,300	458,595

Men's Wearhouse, Inc. (The)	10,300	350,715

Pier 1 Imports, Inc.	13,900	271,328

Sears Hometown and Outlet Stores, Inc.(NON)	8,800	279,400

Select Comfort Corp.(NON)(S)	19,000	462,650

Sonic Automotive, Inc. Class A	26,528	631,366

Tile Shop Holdings, Inc.(NON)	27,896	822,653

		6,299,969
Textiles, apparel, and luxury goods (0.8%)

Crocs, Inc.(NON)	15,800	215,038

Perry Ellis International, Inc.	21,100	397,524

Steven Madden, Ltd.(NON)	10,600	570,598

		1,183,160
Thrifts and mortgage finance (1.0%)

BofI Holding, Inc.(NON)(S)	14,437	936,384

Heritage Financial Group, Inc.	25,900	451,178

		1,387,562
Trading companies and distributors (1.0%)

Beacon Roofing Supply, Inc.(NON)(S)	10,505	387,319

DXP Enterprises, Inc.(NON)	8,250	651,503

WESCO International, Inc.(NON)(S)	5,700	436,221

		1,475,043
Wireless telecommunication services (0.1%)

RingCentral, Inc. Class A(NON)	6,042	108,877

		108,877

Total common stocks (cost $104,315,008)		$141,688,280

SHORT-TERM INVESTMENTS (22.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	28,276,554	$28,276,554

Putnam Short Term Investment Fund 0.06%(AFF)	4,311,594	4,311,594

Total short-term investments (cost $32,588,148)		$32,588,148

TOTAL INVESTMENTS

Total investments (cost $136,903,156)(b)		$174,276,428

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $145,675,029.
(b)	The aggregate identified cost on a tax basis is $137,000,042, resulting in gross unrealized appreciation and depreciation of $40,190,712 and $2,914,326, respectively, or net unrealized appreciation of $37,276,386.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,655,054	$13,561,456	$12,904,916	$677	$4,311,594
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $27,643,609. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $28,276,554, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$21,068,371	$—	$—
Consumer staples	3,719,301	—	—
Energy	5,574,122	—	—
Financials	9,977,934	—	—
Health care	34,365,696	—	—
Industrials	25,914,489	—	—
Information technology	34,098,407	—	—
Materials	6,282,829	—	—
Telecommunication services	687,131	—	—
Total common stocks	141,688,280	—	—
Short-term investments	4,311,594	28,276,554	—

Totals by level	$145,999,874	$28,276,554	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013